Accounts Receivable - Summary of the Movement in the Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Increase or decrease in allowance for doubtful accounts
Balance at beginning of year	¥ (7,131)	$ (984)	¥ (4,651)
Additions			(4,243)
Written off	1,275	176	1,763
Balance at end of year	¥ (5,856)	$ (808)	¥ (7,131)